Cover	Oct. 04, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 04, 2023
Entity Registrant Name	ANTIAGING QUANTUM LIVING, Inc.
Entity Central Index Key	0001672571
Entity Tax Identification Number	47-2643986
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	133-27 39th Ave #PH2A Flushing
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11354
City Area Code	929
Local Phone Number	527-5382
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false